Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Prepaid expense to related party, current (in dollars)	$ 157	$ 161
Long-term prepaid expense to related party (in dollars)	$ 232	$ 145
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, Issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, Authorized shares	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, Issued shares	55,809,661	55,570,361
Common stock, outstanding shares	55,809,661	55,570,361